Net Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Net Loss Per Common Share
Net Loss Per Common Share

11.  Net Loss Per Common Share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(25,650)	$(10,702)	$(161,908)	$(22,885)
Net loss attributable to ordinary shareholders - basis and diluted	$(25,650)	$(10,702)	$(161,908)	$(22,885)
Denominator:
Weighted-average basic and diluted ordinary shares - basic and diluted	11,542,639	11,324,677	11,453,864	11,324,677
Net loss per ordinary share - basic and diluted	$(2.22)	$(0.95)	$(14.14)	$(2.02)

The Company’s potentially dilutive securities, which include Employee Share Options, and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of ordinary shares outstanding used to calculate both basic and diluted net loss per share attributable to ordinary shareholders is the same. The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Options to purchase A ordinary shares	6,046,063	2,926,735	6,046,063	2,926,735
Options to purchase ordinary shares	9,724	27,574	9,724	27,574
Warrants to purchase ordinary shares	841,511	841,511	841,511	841,511
Total	6,897,298	3,795,820	6,897,298	3,795,820

The Company also had convertible loans outstanding as of September 30, 2021, each of which could obligate the Company to issue ordinary shares upon the occurrence of various future events at prices and in amounts that are not determinable until the occurrence of those future events. Because the necessary conditions for the conversion of these instruments had not been satisfied during the three and nine months ended September 30, 2021, the Company has excluded these instruments from the table above and the calculation of diluted net loss per share. See Note 9 for additional details.

14.  Net Loss Per Share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(57,095)	$(28,007)
Net loss attributable to ordinary shareholders – basic and diluted	$(57,095)	$(28,007)
Denominator:
Weighted-average number of ordinary shares used in net loss per share – basic and diluted	11,324,677	11,319,777
Net loss per share – basic and diluted	$(4.85)	$(2.56)

The Company’s potentially dilutive securities, which include share options and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of ordinary shares outstanding used to calculate both basic and diluted net loss per share attributable to ordinary shareholders is the same. The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Year Ended December 31,
	2020	2019
Options to purchase A ordinary shares	6,068,110	2,927,135
Options to purchase ordinary shares	9,724	27,574
Warrants to purchase ordinary shares	841,511	841,511
	6,919,345	3,796,220

The Company also had convertible loans outstanding as of the year ended December 31, 2020 and ASAs outstanding as of the year ended December 31, 2020 and December 31, 2019, each of which could obligate the Company to issue shares of ordinary shares upon the occurrence of various future events at prices and in amounts that are not determinable until the occurrence of those future events. Because the necessary conditions for the conversion of these instruments had not been satisfied during the year ended December 31, 2020, the Company has excluded these instruments from the table above and the calculation of diluted net loss per share. See Note 11 and Note 12 for additional details.